Prepayments	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Prepayments
19.	Prepayments

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Prepaid taxes	10,451	11,311
Prepaid rent	2,126	433
Prepaid fees and licenses	848	1,194
Prepaid benefit costs (Note 26)	400	261
Prepaid selling and promotions (Note 25)	289	494
Prepaid repairs and maintenance	207	232
Prepaid insurance (Note 25)	105	105
Other prepayments (Note 25)	577	531
	15,003	14,561
Less current portion of prepayments	9,633	7,505
Noncurrent portion of prepayments	5,370	7,056

Prepaid taxes include creditable withholding taxes and input VAT.

Prepaid benefit costs represent excess of fair value of plan assets over present value of defined benefit obligations recognized in our consolidated statements of financial position.  See Note 26 – Employee Benefits.